Debt Obligations - Level 4 (Details) - USD ($) $ in Millions	2 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 270
Letters of Credit Outstanding, Amount		56
Long-term Debt, Excluding Current Maturities		1,192	$ 1,167
Long-term Debt, Current Maturities		36	36
Extinguishment of debt			48
Debt Instrument, Repurchase Amount			26
Gain (Loss) on Repurchase of Debt Instrument			16
Loss on extinguishment of debt		0	(9)	$ (7)
Operating Leases, Future Minimum Payments Due, Next Twelve Months		18
Long-term Debt, Maturities, Repayments of Principal in Year Two		0
Operating Leases, Future Minimum Payments Receivable, in Two Years		14
Long-term Debt, Maturities, Repayments of Principal in Year Three		0
Operating Leases, Future Minimum Payments, Due in Three Years		12
Long-term Debt, Maturities, Repayments of Principal in Year Four		1,100
Operating Leases, Future Minimum Payments Receivable, in Four Years		10
Operating Leases, Future Minimum Payments, Due in Five Years		7
Operating Leases, Future Minimum Payments, Due Thereafter		10
Long-term Debt, Gross		1,338
Operating Leases, Future Minimum Payments Due		71
Operating Leases, Rent Expense	$ 24	25	23
Line of Credit Facility, Remaining Borrowing Capacity		$ 214
Debt, Weighted Average Interest Rate		4.37%
Exit ABL Facility [Member]
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities		$ 0	0
Long-term Debt, Current Maturities		0	0
JP Morgan Chase, Term Loan Tranche B-2-B, Maturity May 4, 2015 [Member]
Debt Instrument [Line Items]
Long-term Debt, Current Maturities
New First Lien Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities		1,015	995
Long-term Debt, Current Maturities		0	0
Aggregate principal amount		1,100
New Second Lien Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities		177	172
Long-term Debt, Current Maturities		0	0
Aggregate principal amount		250
Agricultural Bank of China, Fixed Asset Loan, Maturity June 30, 2015 [Member]
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities		0	0
Long-term Debt, Current Maturities		$ 36	$ 36